Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Commitments and Contingencies
Guarantee and indemnity letter	Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2017.
Guarantee obligations	$ 12,000
Acquisition of three pushboats
Commitments and Contingencies
Contractual obligations	11,557
Chartered-in fleet acquisition
Commitments and Contingencies
Contractual obligations	3,825
Expansion of dry port facility
Commitments and Contingencies
Contractual obligations	$ 93,976